SHAREHOLDERS' EQUITY (Tables)	6 Months Ended
Jun. 30, 2025
Stockholders' Equity Note [Abstract]
Schedule of Stock Option Activity
	Option Outstanding
	Number of shares upon exercise	Weighted average exercise price

Balance as of December 31, 2024	60,000	$5.94
Forfeited	(20,000)	$5.94
Exercised	(40,000)	$5.94

Balance as of June 30, 2025	-	$-

Exercisable at end of year	-	$-

Summary of Restricted Stock Unit Activity
	RSUs
	Number of shares upon exercise	Weighted average share price

Outstanding at beginning of year	3,047,441	$2.69
Granted	1,496,627	$6.56
Vested	(653,313)	$3.34
Forfeited	(135,572)	$2.48

Unvested at end of year	3,755,183	$4.13